                                                      Annual Report

                                                      December 31, 2002


                                                      [MORGAN STANLEY LOGO]


                                                      Morgan Stanley
                                                      High Yield Fund, Inc.


                                                      Morgan Stanley
                                                      Investment Management Inc.
                                                      Investment Adviser

Morgan Stanley High Yield Fund, Inc.

DIRECTORS AND OFFICERS
Barton M. Biggs            William G. Morton, Jr.
CHAIRMAN OF THE            DIRECTOR
BOARD OF DIRECTORS
                           Michael Nugent
Ronald E. Robison          DIRECTOR
PRESIDENT AND DIRECTOR
                           Fergus Reid
John D. Barrett II         DIRECTOR
DIRECTOR
                           Stefanie V. Chang
Thomas P. Gerrity          VICE PRESIDENT
DIRECTOR
                           Lorraine Truten
Gerard E. Jones            VICE PRESIDENT
DIRECTOR
                           James W. Garrett
Joseph J. Kearns           TREASURER
DIRECTOR
                           Mary E. Mullin
Vincent R. McLean          SECRETARY
DIRECTOR
                           Belinda A. Brady
C. Oscar Morong, Jr.       ASSISTANT TREASURER
DIRECTOR

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

STOCKHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
59 Maiden Lane
New York, New York 10030
(800) 278-4353

LEGAL COUNSEL
Clifford Chance US LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.


(C) 2003 Morgan Stanley

                                   MORGAN STANLEY HIGH YIELD FUND, INC.
Letter to Stockholders
                                   Overview


For the year ended December 31, 2002, the Morgan Stanley High Yield Fund, Inc. (the "Fund") had a total return, based on net asset value per share of -14.69% compared to 3.10% for the CS First Boston High Yield Index (the "Index"). On December 31, 2002, the closing price of the Fund's shares on the New York Stock Exchange was $5.38, representing a 1.5% discount to the Fund's net asset value per share.

MARKET REVIEW

The high yield market experienced another disappointing year during 2002 with low returns, continued high default rates and increased volatility. After a favorable start to the year as a consequence of stronger than expected economic growth, rising equity prices and asset class inflows, the market turned down strongly during the second and third quarters. Well publicized accounting scandals at WorldCom, Adelphia and other notable companies devastated investor confidence and led to huge declines in equity markets and significant underperformance for most corporate bonds. The tide turned during the fourth quarter, however as the equity market rallied, investor confidence improved and the economy showed signs of stabilizing. With high yield bonds looking much more attractive, asset flows turned positive for the market as the year came to a close. The spread of the Index reflected the volatile nature of the asset class during the year; the Index's yield spread versus U.S. Treasuries was at 868 basis points at the start of 2002, reached an all time peak of 1,116 basis points during October and then tightened to 947 basis points by year end.

Last year was characterized by a wide dispersion of returns between the various industry sectors. Industries that performed well included gaming/leisure, consumer products, broadcasting, media and forest products -all of which returned above 10 percent. The worst sector was the airline industry, which was devastated due to the bankruptcy filings of two major airlines along with the continued low demand for both business and leisure travel. In addition, the cable industry was hit hard by many defaults in European cable companies along with falling asset valuations that began with the accounting fraud and the bankruptcy filing at Adelphia. Other industries that experienced steep declines were telecommunications, utilities and wireless communications.

Security selections in utilities, cable, telecommunications and broadcasting along with our overweight allocations to cable and telecom were the main reasons for our underperformance during the year. As mentioned earlier, telecommunications and cable issues had disastrous years due to deteriorating industry fundamentals and high default rates. In utilities, our security selection suffered from a focus on investment-grade issues which, as it turned out, actually underperformed most lower-rated issues in the same sector. On the positive side, our underweight positions in utilities and airlines and an overweight position in broadcasting helped relative performance, as did favorable security selection decisions within the financial sector.

Over the course of the year, we decreased our exposure to both the cable and telecommunications sectors and no longer have overweight allocations relative to the Index. In addition, we increased our exposure to some of the cyclical sectors including manufacturing, transportation and chemicals.

MARKET OUTLOOK

As we enter 2003, our main sector overweights include the media, manufacturing, chemicals and energy, while our main underweights include consumer products, retailing, utilities and services sectors. We believe the utility sector will continue to face challenges as a result of declining credit fundamentals. Our underweights in consumer products and retailing are due to the lack of competitive companies that can survive in the current environment.

Despite the year end 2002 rally, high yield spreads are trading near historically wide levels. These yield spreads offer very attractive value relative to underlying fundamentals. After a period of rising defaults, there is some evidence that default rates have started to decline. Corporate America's renewed focus on repairing balance sheets provides support for the view that the credit cycle might be turning more positive. Recent improvement in most economic data and an extremely accommodative monetary policy are helping to bolster investor confidence, and could prompt a continuation of the recent positive trend in asset class flows. Together, these factors could provide the spark for improved performance within the high yield asset class in the coming year.

OTHER DEVELOPMENTS

In our ongoing efforts to reduce Fund expenses, the Fund will discontinue the distribution of first and third quarter stockholder reports. The Fund will continue to produce and distribute semi-annual and annual stockholder reports. Additionally, the Fund's portfolio holdings information that was contained in the first and third quarter reports will be available on our web site, which is www.morganstanley.com/im, beginning in May of 2003. If you have difficulty accessing or navigating the site, or if you would like us to send you a copy of the portfolio holdings, please call us at 1-800-221-6726 and we will be happy to assist you.

On February 13, 2003, Barton M. Biggs resigned as Director and Chairman of the Board of Directors of the Fund. On that same day, Mitch Merin, President and Chief Operating Officer of the Adviser, was elected by the Fund's Board of Directors to serve as a Director and Chairman of the Board of Directors of the Fund.

Sincerely,

/s/ Ronald E. Robison
Ronald E. Robison
President and Director

                                                                    January 2003

                                            MORGAN STANLEY HIGH YIELD FUND, INC.
Investment Summary (Unaudited)
                                            December 31, 2002


Historical Information

                                                                                TOTAL RETURN (%)
                                                ------------------------------------------------------------------------------
                                                    MARKET VALUE(1)           NET ASSET VALUE(2)                INDEX(3)
                                                ------------------------------------------------------------------------------
                                                                AVERAGE                    AVERAGE                     AVERAGE
                                                CUMULATIVE       ANNUAL     CUMULATIVE      ANNUAL      CUMULATIVE      ANNUAL
------------------------------------------------------------------------------------------------------------------------------
One Year                                            (24.16)%     (24.16)%       (14.69)%    (14.69)%          3.10%       3.10%
Five Year                                           (35.64)       (8.44)        (30.87)      (7.12)           7.41        1.44
Since Inception*                                      5.23         0.55          14.64        1.51           60.08        5.32

Past performance is not predictive of future performance.

[CHART]

Returns and Per Share Information

                                                                        YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------------
                               1993*    1994       1995      1996      1997      1998     1999       2000       2001      2002
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share    $ 14.10   $ 11.96   $ 13.63    $ 14.45   $ 15.19   $ 13.62  $ 12.73   $    9.31  $   7.26   $   5.46
----------------------------------------------------------------------------------------------------------------------------------
Market Value Per Share       $ 14.75   $ 11.38   $ 12.88    $ 14.63   $ 16.06   $ 15.38  $ 11.06   $    9.44  $   8.04   $   5.38
----------------------------------------------------------------------------------------------------------------------------------
Premium/(Discount)               4.6%     (4.8)%    (5.5)%      1.3%      5.7%     12.9%   (13.1)%       1.4%     10.7%      (1.5)%
----------------------------------------------------------------------------------------------------------------------------------
Income Dividends                  --   $  1.37   $  1.27    $  1.42   $  1.36   $  1.42  $  1.38   $    1.30  $   1.19   $   0.78
----------------------------------------------------------------------------------------------------------------------------------
Capital Gains Distributions       --        --        --         --   $  0.48   $  0.83       --          --        --         --
----------------------------------------------------------------------------------------------------------------------------------
Fund Total Return(2)            0.00%    (5.53)%   26.07%+    17.52%    18.48%     4.12%    6.34%+    (17.72)%  (11.05)%   (14.69)%
----------------------------------------------------------------------------------------------------------------------------------
Index Total Return(3)           1.26%    (0.98)%   17.39%     12.40%    12.65%     0.58%    3.28%      (5.21)%    5.80%      3.10%
----------------------------------------------------------------------------------------------------------------------------------

(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. Total returns do not reflect the deduction of taxes that a stockholder would pay on Fund distributions or the redemption of fund shares. These percentages are not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds.
  *  The Fund commenced operations on November 30, 1993.
  + This return does not include the effect of the rights issued in connection with the rights offering.

     FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

     HIGH YIELD FIXED INCOME SECURITIES, ALSO KNOWN AS "JUNK BONDS" ARE CONSIDERED SPECULATIVE, INVOLVE GREATER RISK OF DEFAULT AND TEND TO BE MORE VOLATILE THAN INVESTMENT GRADE FIXED INCOME SECURITIES.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.
Portfolio Summary (Unaudited)
                                            December 31, 2002


[CHART]

Allocation of Total Investments*

Debt Securities           94.4%
Equity Securities          3.7%
Short-Term Investments     1.9%


[CHART]

Industries*

Gaming & Leisure    10.5%
Forest Products      8.4%
Energy               8.2%
Media-Diversified    6.6%
Chemicals            6.5%
Other               59.8%

Ten Largest Holdings**

                                                           PERCENT OF
                                                                TOTAL
                                                          INVESTMENTS
---------------------------------------------------------------------
 1. Husky Oil Ltd., 8.90%, 8/15/28                               1.4%
 2. Echostar DBS Corp., 9.125%, 1/15/09                          1.4
 3. Allied Waste North America, 'B', 8.875%, 4/1/08              1.4
 4. TEMBEC Industries, Inc., 8.50%, 2/1/11                       1.4
 5. Smithfield Foods, Inc., 7.625%, 2/15/08                      1.4
 6. International Gaming Technology, 8.375%, 5/15/09             1.3%
 7. Station Casinos, Inc., 8.375%, 2/15/08                       1.3
 8. Toll Corp., 8.25%, 2/1/11                                    1.3
 9. HCA, Inc., 6.91%, 6/15/05                                    1.3
10. British Sky Broadcasting Group plc, 8.20%, 7/15/09           1.3
                                                                ----
                                                                13.5%
                                                                ====

*  Percent of Total Investments
** Excludes Short-Term Investments

                                            MORGAN STANLEY HIGH YIELD FUND, INC.
Statement of Net Assets
(SHOWING PERCENTAGE OF TOTAL VALUE OF       STATEMENT OF NET ASSETS
INVESTMENTS)                                December 31, 2002


                                                           FACE
                                                         AMOUNT                       VALUE
                                                          (000)                       (000)
-------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (92.4%)
===========================================================================================
AEROSPACE (0.5%)
Air Canada
 10.25%, 3/15/11                                     $      890(a)               $      499
-------------------------------------------------------------------------------------------
CABLE (4.7%)
British Sky Broadcasting Group plc
 8.20%, 7/15/09                                           1,075(a)                    1,161
Callahan Nordrhein-Westfalen
 14.00%, 7/15/10                                          1,900(d,e)                     71
Charter Communications Holdings LLC
 0.00%, 1/15/11                                             642(c)                      167
 0.00%, 5/15/11                                             375(c)                       94
 10.25%, 1/15/10                                            542(a)                      241
Echostar DBS Corp.
 9.125%, 1/15/09                                          1,246                       1,311
Pegasus Communications, 'B'
 9.75%, 12/1/06                                             170                           9
 12.50%, 8/1/07                                              90                          48
Quebecor Media, Inc.
 0.00%, 7/15/11                                             242(c)                      137
 11.125%, 7/15/11                                           307(a)                      282
Satelites Mexicanos, 'B'
 10.125%, 11/1/04                                         1,105                         423
Telewest Communications plc
 9.875%, 4/15/09                                   GBP    1,155(c)                      263
-------------------------------------------------------------------------------------------
                                                                                      4,288
===========================================================================================
CHEMICALS (6.5%)
Acetex Corp.
 10.875%, 8/1/09                                     $      456                         483
Avecia Group plc
 11.00%, 7/1/09                                             397                         309
Equistar Chemical LP
 10.125%, 9/1/08                                            601(a)                      547
FMC Corp.
 10.25%, 11/1/09                                            300(b)                      325
Huntsman ICI Chemicals
 10.125%, 7/1/09                                   EUR      405                         325
 10.125%, 7/1/09                                     $      763(a)                      633
ISP ChemCo, Inc., 'B'
 10.25%, 7/1/11                                             375(a)                      388
ISP Holdings, 'B'
 10.625%, 12/15/09                                          792                         689
Lyondell Chemical Co.
 9.50%, 12/15/08                                            347                         323
Lyondell Chemical Co., 'A'
 9.625%, 5/1/07                                      $      413(a)               $      397
Messer Griesheim Holdings AG
 10.375%, 6/1/11                                   EUR      755                         840
Millennium America, Inc.
 7.00%, 11/15/06                                     $      288                         278
 9.25%, 6/15/08                                             438(a)                      457
-------------------------------------------------------------------------------------------
                                                                                      5,994
===========================================================================================
ENERGY (8.2%)
BRL Universal Equipment, '01A'
 8.875%, 2/15/08                                            897                         932
Chesapeake Energy Corp.
 8.125%, 4/1/11                                             910(a)                      937
El Paso Energy Partners LP
 10.625%, 12/1/12                                           448(b)                      458
Hanover Equipment Trust
 8.50%, 9/1/08 '01A'                                        565(a,b)                    551
 8.75%, 9/1/11 '01B'                                        320(a,b)                    309
Husky Oil Ltd.
 8.90%, 8/15/28                                           1,206                       1,332
Magnum Hunter Resources, Inc.
 9.60%, 3/15/12                                             345                         366
Pemex Project Funding Master Trust
 9.125%, 10/13/10                                           345                         395
Stone Energy Corp.
 8.25%, 12/15/11                                            443                         461
Tesoro Petroleum Corp.
 9.625%, 4/1/12                                           1,011                         657
Vintage Petroleum, Inc.
 7.875%, 5/15/11                                            135(a)                      131
 8.625%, 2/1/09                                             470(a)                      475
 9.75%, 6/30/09                                             425(a)                      442
Westport Resources Corp.
 8.25%, 11/1/11                                             135(b)                      142
-------------------------------------------------------------------------------------------
                                                                                      7,588
===========================================================================================
FINANCIALS (2.7%)
Aetna, Inc.
 7.875%, 3/1/11                                             615                         691
Anthem Insurance Co., Inc.
 9.125%, 4/1/10                                             396(b)                      475
Health Net, Inc.
 8.375%, 4/15/11                                            535                         617
iStar Financial, Inc.
 8.75%, 8/15/08                                             685                         729
-------------------------------------------------------------------------------------------
                                                                                      2,512
===========================================================================================

    The accompanying notes are an integral part of the financial statements.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

Statement of Net Assets (cont'd)            STATEMENT OF NET ASSETS
                                            December 31, 2002


                                                           FACE
                                                         AMOUNT                       VALUE
                                                          (000)                       (000)
-------------------------------------------------------------------------------------------
FOOD & DRUG (1.0%)
CA FM Lease Trust
 8.50%, 7/15/17                                      $      856(b)               $      934
-------------------------------------------------------------------------------------------
FOOD & TOBACCO (2.3%)
Michael Foods, 'B'
 11.75%, 4/1/11                                             763(a)                      855
Smithfield Foods, Inc.
 7.625%, 2/15/08                                          1,295(a)                    1,263
-------------------------------------------------------------------------------------------
                                                                                      2,118
===========================================================================================
FOREST PRODUCTS (8.4%)
Abitibi-Consolidated, Inc.
 8.55%, 8/1/10                                              370                         411
 8.85%, 8/1/30                                              155                         167
Indah Kiat International Finance
 10.00%, 7/1/07                                             470(d,e)                    120
MDP Acquisitions plc
 10.125%, 10/1/12                                  EUR      746                         807
Norampac, Inc.
 9.50%, 2/1/08                                       $      954(a)                    1,002
Owens-Brockway
 8.75%, 11/15/12                                             85(b)                       86
Owens-Illinois, Inc.
 7.50%, 5/15/10                                           1,225(a)                    1,127
Pacifica Papers, Inc.
 10.00%, 3/15/09                                            932(a)                      986
Pindo Deli Finance (Mauritius)
 10.75%, 10/1/07                                            905(d,e)                    208
Pliant Corp.
 13.00%, 6/1/10                                              45                          41
Pliant Corp., Global Bond
 13.00%, 6/1/10                                             427                         391
Riverwood International
 13.50%, 4/1/08                                             601(a)                      604
Tekni-Plex, Inc.
 12.75%, 6/15/10                                            310(b)                      290
Tekni-Plex, Inc., 'B'
 12.75%, 6/15/10                                            213                         199
TEMBEC Industries, Inc.
 8.50%, 2/1/11                                            1,280(a)                    1,289
-------------------------------------------------------------------------------------------
                                                                                      7,728
===========================================================================================
GAMING & LEISURE (10.5%)
Harrah's Operating Co., Inc.
 8.00%, 2/1/11                                              978(a)                    1,128
Hilton Hotels
 7.95%, 4/15/07                                             647(a)                      672
HMH Properties 'A'
 7.875%, 8/1/05                                      $      905(a)               $      891
HMH Properties 'B'
 7.875%, 8/1/08                                             283(a)                      275
Horseshoe Gaming Holdings 'B'
 8.625%, 5/15/09                                          1,062(a)                    1,128
International Gaming Technology
 8.375%, 5/15/09                                          1,110(a)                    1,232
Park Place Entertainment
 7.875%, 12/15/05                                           355(a)                      361
 8.50%, 11/15/06                                            250(a)                      266
 8.875%, 9/15/08                                            250(a)                      266
Prime Hospitality Corp.
 8.375%, 5/1/12                                             769                         746
Starwood Hotels & Resorts Worldwide, Inc.
 7.375%, 5/1/07                                             170(a,b)                    167
 7.875%, 5/1/12                                             790(a,b)                    782
Station Casinos, Inc.
 8.375%, 2/15/08                                          1,150(a)                    1,222
Venetian Casino Resort LLC
 11.00%, 6/15/10                                            490(b)                      512
-------------------------------------------------------------------------------------------
                                                                                      9,648
===========================================================================================
HEALTH CARE (5.8%)
AmerisourceBergen Corp.
 8.125%, 9/1/08                                             794(a)                      845
Fisher Scientific International, Inc.
 7.125%, 12/15/05                                           450                         457
 9.00%, 2/1/08                                              193                         201
Fresenius Medical Capital Trust II
 7.875%, 2/1/08                                             843                         832
HCA, Inc.
 6.91%, 6/15/05                                           1,150(a)                    1,208
Healthsouth Corp.
 7.625%, 6/1/12                                             238                         196
Manor Care, Inc.
 8.00%, 3/1/08                                              189                         200
Omnicare, Inc. 'B'
 8.125%, 3/15/11                                            682(a)                      730
Tenet Healthcare Corp.
 6.50%, 6/1/12                                              772                         699
-------------------------------------------------------------------------------------------
                                                                                      5,368
===========================================================================================
HOUSING (5.3%)
CB Richard Ellis Services, Inc.
 11.25%, 6/15/11                                            807                         742

    The accompanying notes are an integral part of the financial statements.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

Statement of Net Assets (cont'd)            STATEMENT OF NET ASSETS
                                            December 31, 2002


                                                           FACE
                                                         AMOUNT                       VALUE
                                                          (000)                       (000)
-------------------------------------------------------------------------------------------
HOUSING (CONT'D)
Louisiana Pacific Corp.
 8.875%, 8/15/10                                     $      145(a)               $      155
 10.875%, 11/15/08                                          798(a)                      858
Nortek, Inc.
 9.25%, 3/15/07                                             130                         134
Schuler Homes
 9.375%, 7/15/09                                            795(a)                      811
Technical Olympic USA, Inc.
 9.00%, 7/1/10                                              518(b)                      503
 10.375%, 7/1/12                                            480(b)                      454
Toll Corp.
 8.25%, 2/1/11                                            1,210(a)                    1,216
-------------------------------------------------------------------------------------------
                                                                                      4,873
===========================================================================================
INFORMATION TECHNOLOGY (2.0%)
Fairchild Semiconductor Corp.
 10.375%, 10/1/07                                           169                         177
 10.50%, 2/1/09                                             425                         459
Flextronics International Ltd.
 9.875%, 7/1/10                                             380(a)                      409
Flextronics International Ltd., 'B'
 8.75%, 10/15/07                                             60                          62
Iron Mountain, Inc.
 7.75%, 1/15/15                                             190                         190
Solectron Corp., (Convertible)
 Zero Coupon, 11/20/20                                      980                         497
-------------------------------------------------------------------------------------------
                                                                                      1,794
===========================================================================================
MANUFACTURING (6.0%)
Brand Services, Inc.
 12.00%, 10/15/12                                           285(b)                      299
Case Corp., 'B'
 6.25%, 12/1/03                                             350                         339
Case Credit Corp.
 6.125%, 2/15/03                                            350                         348
Eagle - Picher Industries, Inc.
 9.375%, 3/1/08                                             555                         391
Flowserve Corp.
 12.25%, 8/15/10                                            543                         592
Foamex LP/Capital Corp.
 10.75%, 4/1/09                                             704(a,b)                    493
Johnsondiversey, Inc.
 9.625%, 5/15/12                                   EUR      130(b)                      138
 9.625%, 5/15/12                                     $      456(b)                      480
Manitowoc Co., Inc. (The)
 10.375%, 5/15/11                                  EUR      768                         796
 10.50%, 8/1/12                                      $       55(b)                       57
NMHG Holding Co.
 10.00%, 5/15/09                                     $      365                  $      365
Trimas Corp.
 9.875%, 6/15/12                                            847(b)                      839
Tyco International Group SA
 6.75%, 2/15/11                                             423                         400
-------------------------------------------------------------------------------------------
                                                                                      5,537
===========================================================================================
MEDIA-BROADCAST (3.2%)
Interep National Radio Sales 'B'
 10.00%, 7/1/08                                             516                         402
Nextmedia Operating, Inc.
 10.75%, 7/1/11                                             757                         795
Salem Communications Holding Corp., 'B'
 9.00%, 7/1/11                                              750(a)                      787
TV Azteca 'B'
 10.50%, 2/15/07                                          1,060(a)                      958
-------------------------------------------------------------------------------------------
                                                                                      2,942
===========================================================================================
MEDIA-DIVERSIFIED (6.3%)
Alliance Atlantis Communications
 13.00%, 12/15/09                                           860                         937
AOL Time Warner
 6.875%, 25/1/12                                            875(a)                      924
Corus Entertainment, Inc.
 8.75%, 3/1/12                                               63                          67
Hollinger Participation Trust
 12.125%, 11/15/10                                          783(b)                      736
Mail Well I Corp.
 9.625%, 3/15/12                                            757(a)                      674
Muzak LLC/Muzak Finance
 9.875%, 3/15/09                                            553                         450
News America, Inc.
 7.75%, 1/20/24                                             235                         235
Primedia, Inc.
 8.875%, 5/15/11                                            785(a)                      710
RH Donnelley Finance Corp. I
 8.875%, 12/15/10                                           150(b)                      160
 10.875%, 12/15/12                                          353(b)                      385
Six Flags, Inc.
 8.875%, 2/1/10                                             590                         555
-------------------------------------------------------------------------------------------
                                                                                      5,833
===========================================================================================
METALS (3.4%)
Glencore Nickel Property Ltd.
 9.00%, 12/1/14                                             515(d,e)                    121
Murrin Murrin Holdings Property, Ltd.
 9.375%, 8/31/07                                          1,775(d,e)                    426

   The accompanying notes are an integral part of the financial statements.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

Statement of Net Assets (cont'd)            STATEMENT OF NET ASSETS
                                            December 31, 2002


                                                           FACE
                                                         AMOUNT                       VALUE
                                                          (000)                       (000)
-------------------------------------------------------------------------------------------
METALS (CONT'D)
National Steel Corp., 'D'
 9.875%, 3/1/09                                      $    1,815(d,e)             $      706
Oregon Steel Mills, Inc.
 10.00%, 7/15/09                                            465(b)                      472
Phelps Dodge Corp.
 8.75%, 6/1/11                                              846(a)                      875
Republic Engineered Steel
 10.00%, 8/16/09                                            136(f)                       34
Republic Technologies International
 13.75%, 7/15/09                                            720(f)                       17
UCAR Finance, Inc.
 10.25%, 2/15/12                                            630                         501
-------------------------------------------------------------------------------------------
                                                                                      3,152
===========================================================================================
RETAIL (0.9%)
Gap, Inc.
 8.80%, 12/15/08                                            300                         328
Penney (JC) Co., Inc.
 6.875%, 10/15/15                                           102                          86
 7.60%, 4/1/07                                               90                          91
 9.00%, 8/1/12                                              278(b)                      283
-------------------------------------------------------------------------------------------
                                                                                        788
===========================================================================================
SERVICES (2.0%)
Allied Waste North America, 'B'
 8.875%, 4/1/08                                           1,291(a)                    1,310
Encompass Services Corp.
 10.50%, 5/1/09                                             405(d,e)                      8
Waste Management, Inc.
 6.875%, 5/15/09                                            180                         189
 7.125%, 12/15/17                                           350                         357
-------------------------------------------------------------------------------------------
                                                                                      1,864
===========================================================================================
TELECOMMUNICATIONS (3.2%)
Esprit Group
 11.50%, 12/15/07                                  EUR      665(d,e,f)                   --@
Exodus Communications
 11.625%, 7/15/10                                    $    1,238(d,e,f)                   74
Focal Communications Corp., 'B'
 0.00%, 2/15/08                                             461(c,d,e)                    9
 11.875%, 1/15/10                                         1,511(d,e)                     30
Global Crossing Holding Ltd.
 8.70%, 8/1/07                                            1,185(d,e)                     36
 9.50%, 11/15/09                                            855(d,e)                     26
 9.625%, 5/15/08                                            975(d,e)                     29
Globix Corp.
 11.00%, 5/1/08                                             316(d)                      228
KPNQwest NV
 10.00%, 3/15/12                                     $       --@(d,e)            $       --@
Maxcom Telecomunicaciones
 0.00%, 3/1/07                                              795(c)                      239
Metromedia Fiber Network
 10.00%, 12/15/09                                         1,800(d,e,f)                    5
Primus Telecommunications Group, Inc.
 11.25%, 1/15/09                                            250                         147
Primus Telecommunications Group, Inc. 'B'
 9.875%, 5/15/08                                            190                         112
PSINet, Inc.
 11.00%, 8/1/09                                             414(d,e)                     12
PSINet, Inc. 'B'
 10.00%, 2/15/05                                          2,461(d,e)                     74
RCN Corp.
 11.125%, 10/15/07                                        1,874                         412
Rhythms NetConnections, Inc., 'B'
 0.00%, 5/15/08                                           2,630(c,d,e,f)                 --@
 14.00%, 2/15/10                                          1,610(d,e,f)                   --@
SBA Communications Corp.
 10.25%, 2/1/09                                             213                         115
 12.00%, 3/1/08                                             684                         363
Song Networks NV
 13.00%, 5/15/09                                          1,485(d,e)                    208
Triton Pcs, Inc.
 8.75%, 11/15/11                                            415                         336
Viatel, Inc.
 0.00%, 4/15/08                                           2,400(c,d,e,f)                  6
WorldCom, Inc.
 6.95%, 8/15/28                                             310(d,e)                     73
 8.25%, 5/15/31                                           1,640(d,e)                    385
XO Communications, Inc.
 0.00%, 4/15/08                                           2,750(c,d,e)                    3
 10.75%, 11/15/08                                           550(d,e)                      1
-------------------------------------------------------------------------------------------
                                                                                      2,923
===========================================================================================
TRANSPORTATION (5.7%)
ArvinMeritor, Inc.
 8.75%, 3/1/12                                              321                         339
AutoNation, Inc.
 9.00%, 8/1/08                                              552(a)                      558
Collins & Aikman Products
 10.75%, 12/31/11                                           772(a)                      735
 11.50%, 4/15/06                                            263(a)                      221
Dana Corp.
 9.00%, 8/15/11                                    EUR      365                         341
 9.00%, 8/15/11                                      $      355(a)                      343

    The accompanying notes are an integral part of the financial statements.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

Statement of Net Assets (cont'd)            STATEMENT OF NET ASSETS
                                            December 31, 2002


                                                           FACE
                                                         AMOUNT                       VALUE
                                                          (000)                       (000)
-------------------------------------------------------------------------------------------
TRANSPORTATION (CONT'D)
Dura Operating Corp., 'B'
 8.625%, 4/15/12                                            582(a)               $      585
Ford Motor Credit Co.
 7.25%, 10/25/11                                            685                         666
Intermet Corp.
 9.75%, 6/15/09                                             646                         581
Lear Corp., 'B'
 8.11%, 5/15/09                                             377(a)                      399
Metaldyne Corp.
 11.00%, 6/15/12                                            637                         522
-------------------------------------------------------------------------------------------
                                                                                      5,290
===========================================================================================
UTILITIES (1.7%)
Calpine Corp.
 8.50%, 2/15/11                                             744(a)                      324
Dynegy Holdings, Inc.
 6.875%, 4/1/11                                             708                         241
Monongahela Power Co.
 5.00%, 10/1/06                                             545                         526
PSEG Energy Holdings
 8.625%, 2/15/08                                            601                         502
-------------------------------------------------------------------------------------------
                                                                                      1,593
===========================================================================================
WIRELESS (2.1%)
American Cellular Corp.
 9.50%, 10/15/09                                            924                         176
Centennial Cellular Corp.
 10.75%, 12/15/08                                           373(a)                      201
Nextel Communications, Inc.
 10.65%, 9/15/07                                          1,090(a)                    1,041
PTC International Finance II SA
 11.25%, 12/1/09                                   EUR      460                         512
-------------------------------------------------------------------------------------------
                                                                                      1,930
===========================================================================================
TOTAL CORPORATE BONDS AND NOTES
 (Cost $115,025)                                                                     85,196
===========================================================================================
SOVEREIGN & EMERGING MARKETS (2.0%)
===========================================================================================
Federative Republic of Brazil
 8.00%, 4/15/14                                      $      739                         484
Republic of Colombia
 9.75%, 4/23/09                                             575                         592
United Mexican States
 8.375%, 1/14/11                                            665                         752
-------------------------------------------------------------------------------------------
TOTAL SOVEREIGN AND EMERGING MARKETS
 (Cost $1,751)                                                                        1,828
===========================================================================================

                                                                                      VALUE
                                                         SHARES                       (000)
-------------------------------------------------------------------------------------------
COMMON STOCKS (0.4%)
===========================================================================================
TELEPHONE SERVICES (0.4%)
 Globix Corp.                                            42,775(e)               $       86
 Motient Corp.                                           98,120(e)                      297
 Song Networks Holdings AB ADR                           34,845(e),(f)                   --@
 Viatel Holding (Bermuda) Ltd.                            7,380(e),(f)                   --@
-------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $1,143)                                                                          383
===========================================================================================
PREFERRED STOCKS (3.3%)
===========================================================================================
MEDIA-BROADCAST (0.6%)
 Paxson Communications Corp.,
  PIK 13.25%                                                109(e)                      568
===========================================================================================
MEDIA-DIVERSIFIED (0.3%)
 Primedia, Inc., 'D' 10.00%                               1,822                         118
 Primedia, Inc., 'F' 9.20%                                2,062                         129
-------------------------------------------------------------------------------------------
                                                                                        247
===========================================================================================
TELECOMMUNICATIONS (0.2%)
 Broadwing Communications Corp.,
  'B' 12.50%                                              1,419                         126
 Intermedia Communications, Inc.,
  'B' PIK 13.50%                                            325(e)                       15
 Maxcom Telecomunicaciones,
  Class A                                               127,500(e,f)                      1
  Class B1                                                7,859(e,f)                     --@
  Class N1                                              164,438(e,f)                      1
 McLeod USA, Inc., 'A' 2.50%                              8,463(e)                       35
 XO Communications, Inc. 14.00%                          14,695(d,e)                     --@
 XO Communications, Inc., 'E' PIK 13.50%                  1,221(d,e)                     --@
-------------------------------------------------------------------------------------------
                                                                                        178
===========================================================================================
UTILITIES (0.9%)
 TNP Enteprises, Inc., 'D'
  PIK 14.50%                                              1,273                         828
===========================================================================================
WIRELESS (1.3%)
 Dobson Communications PIK 13.00%                         1,056(e)                      507
 Nextel Communications, Inc., 'D'
  PIK 13.00%                                                725                         687
-------------------------------------------------------------------------------------------
                                                                                      1,194
===========================================================================================
TOTAL PREFERRED STOCKS
 (Cost $6,791)                                                                        3,015
===========================================================================================

    The accompanying notes are an integral part of the financial statements.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

Statement of Net Assets (cont'd)            STATEMENT OF NET ASSETS
                                            December 31, 2002


                                                         NO. OF                       VALUE
                                                       WARRANTS                       (000)
-------------------------------------------------------------------------------------------
WARRANTS (0.0%)
===========================================================================================
MEDIA-BROADCAST (0.0%)
 XM Satellite Radio Holdings, Inc.,
  expiring 3/15/10                                        9,250(e)               $       --@
===========================================================================================
METALS (0.0%)
 Republic Technologies International, 'D',
  expiring 7/15/09                                          720(b,d,e)                   --@
===========================================================================================
TELECOMMUNICATIONS (0.0%)
 Maxcom Telecomunicaciones,
  expiring 4/1/07                                         1,250(b,e,f)                   --@
 McLeod USA, Inc., expiring 4/16/07                      18,707                           7
-------------------------------------------------------------------------------------------
                                                                                          7
===========================================================================================
UTILITIES (0.0%)
 SW Acquisition, expiring 4/1/11                          1,677(b,e)                     42
-------------------------------------------------------------------------------------------
WIRELESS (0.0%)
 Occidente y Caribe Celular,
  expiring 3/15/04                                      102,000(b,e)                      1
===========================================================================================
TOTAL WARRANTS
 (Cost $76)                                                                              50
===========================================================================================

                                                          FACE
                                                         AMOUNT
                                                          (000)
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.9%)
===========================================================================================
REPURCHASE AGREEMENT (1.7%)
 J. P. Morgan Securities Inc., 1.05%,
  dated 12/31/02, due 1/2/03
  (Cost $1,542)                                      $    1,542(g)                    1,542
===========================================================================================
U.S. TREASURY BILLS( 0.2%)
 United States Treasury Bill,
  1.14%, 3/27/03                                            100                         100
  1.15%, 1/16/03                                            100                         100
-------------------------------------------------------------------------------------------
                                                                                        200
===========================================================================================
TOTAL SHORT-TERM INVESTMENTS (Cost $1,742)                                            1,742
===========================================================================================
                                                                                      VALUE
                                                                                      (000)
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS(100.0%)
 (Cost $126,528)                                                                 $   92,214
===========================================================================================

                                                        AMOUNT
                                                          (000)
-------------------------------------------------------------------------------------------
OTHER ASSETS
 Interest Receivable                                 $    2,227
 Due from Broker                                             30
 Other                                                        8                       2,265
===========================================================================================
LIABILITIES
 Payable For:
  Reverse Repurchase Agreements                         (29,551)
  Dividends Declared                                       (468)
  Net Unrealized Loss on Foreign
   Currency Contracts                                      (285)
  Bank Overdraft                                           (137)
  Stockholders Reporting Expenses                           (55)
  Investment Advisory Fees                                  (38)
  Directors' Fees and Expenses                              (35)
  Professional Fees                                         (23)
  Administrative Fees                                        (6)
  Custodian Fees                                             (3)                    (30,601)
===========================================================================================
NET ASSETS
 Applicable to 11,690,744 issued and outstanding
  $0.01 par value shares
  (100,000,000 shares authorized)                                                $   63,878
===========================================================================================
NET ASSET VALUE PER SHARE                                                        $     5.46
===========================================================================================
AT DECEMBER 31, 2002, NET ASSETS CONSISTED OF:

 Common Stock                                                                    $      117
 Paid-in Capital                                                                    156,087
 Undistributed (Distributions in Excess of) Net
  Investment Income                                                                  (1,594)
 Accumulated Net Realized Gain (Loss)                                               (55,627)
 Unrealized Appreciation (Depreciation) on
  Investments, Futures and Foreign Currency
  Translations                                                                      (35,105)
===========================================================================================
TOTAL NET ASSETS                                                                 $   63,878
===========================================================================================

    The accompanying notes are an integral part of the financial statements.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

Statement of Net Assets (cont'd)            STATEMENT OF NET ASSETS
                                            December 31, 2002


(a) -- Denotes all or portion of securities subject to repurchaseunder Reverse Repurchase Agreements as of December 31, 2002- see Note A-4 to financial statements.
(b) -- 144A Security-- Certain conditions for public sale mayexist.
(c) -- Step bond - coupon rate increases in increments to maturity.Rate disclosed is as of December 31, 2002. Maturity rate disclosed is the ultimate maturity.
(d) -- Security is in default.
(e) -- Non-income producing.
(f) -- Securities valued at fair value - see note A-1 to financialstatements.
       At December 31, 2002, the Fund held $138,000 of fair-valued securities representing 0.2% of net assets.
(g) -- The repurchase agreement is fully collateralized by U.S.government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@   -- Value is less than $500.
ADR -- American Depositary Receipt
PIK -- Payment-in-Kind. Income may be paid in additional securitiesor cash at the discretion of the issuer.
EUR -- Euro
GBP -- British Pound

FUTURES CONTRACTS:

  The Fund had the following futures contracts open at period end:

                                                                   NET
                   NUMBER       NOTIONAL                       UNREALIZED
                     OF          VALUE         EXPIRATION      GAIN (LOSS)
                  CONTRACTS      (000)            DATE           (000)
--------------------------------------------------------------------------------
Short:
 5 Year U.S.
Treasury Note           112     $ 12,684         March-03      $    (203)
 10 Year U.S.
Treasury Note            59        6,788         March-03           (200)
--------------------------------------------------------------------------------
                                                               $    (403)
================================================================================

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

     The Fund had the following foreign currency exchange contract(s) open at period end:

CURRENCY                                   IN                       NET
   TO                                   EXCHANGE                UNREALIZED
DELIVER       VALUE       SETTLEMENT       FOR       VALUE      GAIN (LOSS)
 (000)        (000)          DATE         (000)     (000)          (000)
================================================================================
EUR    825   $   865       1/24/03      US$   800   $   800      $  (65)
EUR    350       367       1/24/03      US$   339       339         (28)
EUR  2,305     2,418       1/24/03      US$ 2,238     2,238        (180)
GBP    190       306       1/21/03      US$   294       294         (12)
--------------------------------------------------------------------------------
             $ 3,956                                $ 3,671      $ (285)
================================================================================

    The accompanying notes are an integral part of the financial statements.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            Financial Statements

Statement of Operations

                                                                              YEAR ENDED
                                                                       DECEMBER 31, 2002
                                                                                   (000)
----------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest                                                                   $   10,898
   Dividends                                                                         203
========================================================================================
      TOTAL INCOME                                                                11,101
========================================================================================
EXPENSES
   Interest Expense on Reverse Repos                                               1,220
   Investment Advisory Fees                                                          497
   Stockholder Reporting Expenses                                                    121
   Administrative Fees                                                               113
   Professional Fees                                                                  67
   Stockholder Servicing Fees                                                         29
   Custodian Fees                                                                     15
   Other Expenses                                                                     12
========================================================================================
      TOTAL EXPENSES                                                               2,074
========================================================================================
        NET INVESTMENT INCOME (LOSS)                                               9,027
========================================================================================
NET REALIZED GAIN (LOSS) ON:
   Investments                                                                   (44,325)
   Foreign Currency Transactions                                                  (1,135)
   Futures Contracts                                                                (411)
========================================================================================
      NET REALIZED GAIN (LOSS)                                                   (45,871)
========================================================================================
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments                                                                    25,793
   Foreign Currency Translations                                                    (319)
   Futures Contracts                                                                (510)
========================================================================================
      CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                            24,964
========================================================================================
NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)                                                                  (20,907)
========================================================================================
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $  (11,880)
========================================================================================

Statement of Changes in Net Assets

                                                                                     YEAR ENDED           YEAR ENDED
                                                                              DECEMBER 31, 2002    DECEMBER 31, 2001
                                                                                          (000)                (000)
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income                                                              $   9,027            $  13,312
   Net Realized Gain (Loss)                                                             (45,871)              (4,909)
   Change in Unrealized Appreciation (Depreciation)                                      24,964              (18,459)
====================================================================================================================
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   (11,880)             (10,056)
====================================================================================================================
Distributions from and/or in excess of:
   Net Investment Income                                                                 (9,048)             (13,777)
====================================================================================================================
Capital Share Transactions:
   Reinvestment of Distributions (34,465 and 67,758 shares, respectively)                   229                  570
====================================================================================================================
   TOTAL INCREASE (DECREASE)                                                            (20,699)             (23,263)
====================================================================================================================
Net Assets:
   Beginning of Period                                                                   84,577              107,840
====================================================================================================================
   END OF PERIOD (INCLUDING UNDISTRIBUTED (DISTRIBUTIONS
     IN EXCESS OF) NET INVESTMENT INCOME OF $(1,594)
     AND $(454), RESPECTIVELY)                                                        $  63,878            $  84,577
====================================================================================================================

    The accompanying notes are an integral part of the financial statements.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            Financial Statements

Statement of Cash Flows

                                                                              YEAR ENDED
                                                                       DECEMBER 31, 2002
                                                                                   (000)
----------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Proceeds from Sales and Maturities of Long-Term Investments           $        74,024
   Purchases of Long-Term Investments                                            (56,933)
   Net Increase (Decrease) in Short-Term Investments                                (546)
   Net Realized Gain (Loss) on Foreign Currency Transactions                      (1,135)
   Net Realized Gain (Loss) on Futures Contracts                                    (411)
   Net Investment Income                                                           9,027
   ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH
     PROVIDED BY OPERATING ACTIVITIES:
      Net (Increase) Decrease in Receivables Related to Operations                 1,372
      Net Increase (Decrease) in Payables Related to Operations                     (838)
      Accretion/Amortization of Discounts and Premiums                            (2,955)
----------------------------------------------------------------------------------------
   Net Cash Provided by Operating Activities                                      21,605
----------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Cash Received (Paid) for Reverse Repurchase Agreements                        (12,433)
   Cash Distributions Paid                                                        (9,341)
----------------------------------------------------------------------------------------
   Net Cash Used for Financing Activities                                        (21,774)
----------------------------------------------------------------------------------------
   Net Increase (Decrease) in Cash                                                  (169)
CASH AT BEGINNING OF PERIOD                                                           32
----------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                                    $          (137)
========================================================================================

    The accompanying notes are an integral part of the financial statements.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.
Selected Per Share Data and Ratios
                                            Financial Highlights


                                                                            YEAR ENDED DECEMBER 31,
                                                         ------------------------------------------------------------
                                                           2002+        2001        2000          1999         1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   7.26     $   9.31    $   12.73    $   13.62    $   15.19
---------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                 0.78         1.15         1.26         1.28         1.34
Net Realized and Unrealized Gain (Loss) on Investments      (1.80)       (2.01)       (3.38)       (0.44)       (0.66)
---------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        (1.02)       (0.86)       (2.12)        0.84         0.68
---------------------------------------------------------------------------------------------------------------------
Distributions from and/or in excess of:
  Net Investment Income                                     (0.78)       (1.19)       (1.30)       (1.38)       (1.42)
  Net Realized Gain                                            --           --           --           --        (0.83)
---------------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (0.78)       (1.19)       (1.30)       (1.38)       (2.25)
---------------------------------------------------------------------------------------------------------------------
Decrease in Net Asset Value due to Shares issued
  through Rights Offering                                      --           --           --        (0.32)          --
---------------------------------------------------------------------------------------------------------------------
Offering Costs                                                 --           --           --        (0.03)          --
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $   5.46     $   7.26    $    9.31    $   12.73    $   13.62
=====================================================================================================================
PER SHARE MARKET VALUE, END OF PERIOD                    $   5.38     $   8.04    $    9.44    $   11.06    $   15.38
=====================================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                             (24.16)%      (2.82)%      (4.02)%     (18.14)%      11.15%
  Net Asset Value(1)                                       (14.69)%     (11.05)%     (17.72)%       6.34%        4.12%
=====================================================================================================================
RATIOS, SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (THOUSANDS)                    $ 63,878     $ 84,577    $ 107,840    $ 147,289    $ 119,940
---------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                      2.92%        4.02%        3.84%        2.99%        2.23%
Ratio of Expenses Excluding Interest Expense to              1.25%        1.17%        1.05%        1.09%        1.10%
  Average Net Assets
Ratio of Net Investment Income to Average Net Assets        12.69%       13.37%       11.02%        9.43%        9.00%
Portfolio Turnover Rate                                        56%          51%          35%          40%          78%
---------------------------------------------------------------------------------------------------------------------

(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
+ Per share amounts for the year ended December 31, 2002 are based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.
Notes to Financial Statements
                                            December 31, 2002


     Morgan Stanley High Yield Fund, Inc. (the "Fund") was incorporated on September 23, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary objective is to produce high current income and as a secondary objective, to seek capital appreciation, through investments primarily in high yield securities.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: In valuing the Fund's assets, all listed securities for which market quotations are readily available are valued at the last sale price on the valuation date, or if there was no sale on such date, at the mean between the current bid and asked prices or the bid price if only bid quotations are available. Securities which are traded over-the-counter are valued at the mean of the current bid and asked prices obtained from reputable brokers. Securities may be valued by independent pricing services. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term securities which mature in 60 days or less are valued at amortized cost. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

3. REVERSE REPURCHASE AGREEMENTS: The Fund may enter into reverse repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund's liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Statement of Net Assets.

     At December 31, 2002, the Fund had a reverse repurchase agreement outstanding with Salomon Smith Barney as follows:

                                                        MATURITY IN
                                                         LESS THAN
                                                         365 DAYS
     --------------------------------------------------------------
     Value of Securities Subject to Repurchase        $  29,516,000
     Liability Under Reverse Repurchase Agreement     $  29,551,000
     Weighted Average Days to Maturity                           30

     The weighted average daily balance of reverse repurchase agreements outstanding during the year ended December 31, 2002, was approximately $36,235,000 at a weighted average interest rate of 3.79%.

4. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the

                                            MORGAN STANLEY HIGH YIELD FUND, INC.
Notes to Financial Statements (cont'd)
                                            December 31, 2002


     bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

     - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

     - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Net Assets. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund have utilized and their associated risks:

5. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. STRUCTURED SECURITIES: The Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Fund to credit risks of the underlying instruments as well as of the issuer of the Structured Security. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.
Notes to Financial Statements (cont'd)
                                            December 31, 2002


7. FUTURES: The Fund may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

     The Fund may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

8. OVER-THE-COUNTER TRADING: Securities and other derivative instruments that may be purchased or sold by the Fund may consist of instruments not traded on an exchange. The risk of nonperformance by the obligor on such an instrument may be greater, and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less, than in the case of an exchange-traded instrument. In addition, significant disparities may exist between bid and asked prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions.

9. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis and discounts and premiums on investments purchased are accreted or amortized in accordance with the effective yield method over their respective lives, except where collection is in doubt. Distributions to stockholders are recorded on the ex-dividend date.

B. ADVISER: Morgan Stanley Investment Management Inc. (the "Adviser") provides investment advisory services to the Fund under the terms of an Investment Advisory and Management Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 0.70% of the Fund's average weekly net assets.

C.   ADMINISTRATOR: JPMorgan Chase Bank, through its corporate affiliate
J.P. Morgan Investor Services Co. (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. Under the old Administration Agreement, effective through September 30, 2002, the Administrator was paid a fee computed weekly and payable monthly at an annual rate of 0.08% of the Fund's average weekly net assets, plus $65,000 per annum. Effective October 1, 2002, under the new Administration Agreement, the Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.02435% of the Fund's average weekly net assets, plus $24,000 per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf.

D. CUSTODIAN: JPMorgan Chase Bank and its affiliates serve as custodian for the Fund. Custody fees are payable monthly based on assets held in custody, investment purchase and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as

                                            MORGAN STANLEY HIGH YIELD FUND, INC.
Notes to Financial Statements (cont'd)
                                            December 31, 2002


ordinary income for tax purposes. The tax character of distributions paid during 2002 and 2001 was as follows:

       2002 DISTRIBUTIONS                 2001 DISTRIBUTIONS
           PAID FROM:                         PAID FROM:
             (000)                              (000)
--------------------------------    --------------------------
                       LONG-TERM                     LONG-TERM
   ORDINARY              CAPITAL        ORDINARY       CAPITAL
     INCOME                 GAIN          INCOME         GAIN
--------------------------------------------------------------
   $  9,048                $  --        $ 13,777         $  --

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences may result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. Adjustments for permanent book-tax differences, if any, are not reflected in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

At December 31, 2002, the Fund had no distributable earnings on a tax basis.

At December 31, 2002, the Federal income tax cost basis of securities was $126,949,000 and, accordingly, net unrealized depreciation for Federal income tax purposes was $34,735,000 of which $4,222,000 related to appreciated securities and $38,957,000 related to depreciated securities.

At December 31, 2002, the Fund had a capital loss carryforward for U.S. Federal income tax purposes of approximately $34,123,000 available to offset future capital gains of which $1,337,000 will expire on December 31, 2007, $4,197,000 will expire on December 31, 2008, $4,214,000 to expire on December 31, 2009 and $24,375,000 will expire on December 31, 2010. To the extent that capital gains are offset, such gains will not be distributed to the stockholders.

Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2001, the Fund deferred to January 1, 2002, for U.S. Federal income tax purposes, post-October capital losses of $21,035,000 and post-October currency losses of $230,000.

F. OTHER: During the year ended December 31, 2002, the Fund made purchases and sales totaling, approximately $56,876,000 and $73,424,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

A substantial portion of the Fund's total investments consist of high yield securities rated below investment grade. Investments in high-yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher-rated securities. These investments are often traded by one market maker who may also be utilized by the Fund to provide pricing information used to value such securities. The amounts which will be realized upon disposition of the securities may differ from the value reflected on the statement of net assets and the differences could be material.

Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Plan"). Under the Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in the Fund's shares or invested in U.S. Treasury Bills, as defined under the Plan. At December 31, 2002, the deferred fees payable under the Plan totaled $34,000 and are included in Payable for Directors' Fees and Expenses on the Statement of Net Assets. The deferred portion of Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the fiscal year ended December 31, 2002, Directors' Fees and Expenses were decreased by $3,558 due to these fluctuations.

On December 13, 2002 the Officers of the Fund, pursuant to authority granted by the Board of Directors declared a distribution of $0.04 per share, derived from net investment income, payable on January 10, 2003, to stockholders of record on December 24, 2002.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

     For the year ended December 31, 2002, the percentage of dividends, as reported on Form 1099-DIV, that qualify for the 70% dividend paid deduction for corporate stockholders was 2%.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.
Independent Auditors' Report
                                            December 31, 2002


TO THE STOCKHOLDERS AND BOARD OF DIRECTORS OF
MORGAN STANLEY HIGH YIELD FUND, INC.


We have audited the accompanying statement of net assets of Morgan Stanley High Yield Fund, Inc. (the "Fund") as of December 31, 2002, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 1999 were audited by other auditors whose report, dated February 18, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley High Yield Fund, Inc. at December 31, 2002, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
February 7, 2003

                                            MORGAN STANLEY HIGH YIELD FUND, INC.
Director and Officer Information (Unaudited)
                                            Overview


Independent Directors:

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                      TERM OF                                  IN
                                      OFFICE AND                               FUND
                          POSITION(S) LENGTH OF                                COMPLEX
NAME, AGE AND ADDRESS OF  HELD WITH   TIME        PRINCIPAL OCCUPATION(S)      OVERSEEN BY  OTHER DIRECTORSHIPS
DIRECTOR                  REGISTRANT  SERVED*     DURING PAST 5 YEARS          DIRECTOR**   HELD BY DIRECTOR
------------------------  ----------  ---------   ------------------------     -----------  ---------------------
John D. Barrett II (67)    Director   Director    Chairman and Director of     71           Director of the
565 Fifth Avenue                      since       Barrett Associates, Inc.                  Ashforth Company
New York, NY 10017                    1996        (investment counseling)                   (real estate).

Thomas P. Gerrity (61)     Director   Director    Professor of Management,     71           Director, ICG
219 Grays Lane                        since       formerly Dean, Wharton                    Commerce, Inc.;
Haverford, PA 19041                   2001        School of Business,                       Sunoco; Fannie Mae;
                                                  University of                             Reliance Group
                                                  Pennsylvania; formerly                    Holdings, Inc.,
                                                  Director, IKON Office                     CVS Corporation and
                                                  Solutions, Inc., Fiserv,                  Knight-Ridder, Inc.
                                                  Digital Equipment
                                                  Corporation, Investor
                                                  Force Holdings, Inc. and
                                                  Union Carbide Corporation.

Gerard E. Jones (65)       Director   Director    Of Counsel, Shipman &        72           Director of Tractor
Shipman & Goodwin, LLP                since       Goodwin, LLP (law firm).                  Supply Company,
43 Arch Street                        1996                                                  Tiffany Foundation,
Greenwich, CT 06830                                                                         and Fairfield County
                                                                                            Foundation.
                                                                                            Director of The India
                                                                                            Magnum Fund Ltd.

Joseph J. Kearns (60)      Director   Director    Investment consultant;       71           Director, Electro
Kearns & Associates LLC               since       formerly CFO of The                       Rent Corporation and
PMB 754                               2001        J. Paul Getty Trust.                      The Ford Family
23852 Pacific Coast Hwy.                                                                    Foundation.
Malibu, CA 90265

Vincent R. McLean (71)     Director   Director    Formerly, Executive Vice     71           Director, Banner Life
702 Shackamaxon Drive                 since       President, Chief Financial                Insurance Co.;
Westfield, NJ 07090                   2001        Officer, Director and                     William Penn Life
                                                  Member of the Executive                   Insurance Company of
                                                  Committee of Sperry                       New York.
                                                  Corporation (now part of
                                                  Unisys Corporation).

C. Oscar Morong, Jr. (67)  Director   Director    Managing Director, Morong    71           Trustee of the mutual
1385 Outlook Drive West               since       Capital Management;                       funds in the Smith
Mountainside, NJ 07092                2001        formerly, Senior Vice                     Barney/CitiFunds fund
                                                  President and Investment                  complex.
                                                  Manager for CREF,
                                                  TIAA-CREF Investment
                                                  Management, Inc.
                                                  (investment management);
                                                  formerly, Director, The
                                                  Indonesia Fund (mutual
                                                  fund).

William G. Morton, Jr.     Director   Director    Chairman Emeritus and        71           Director of Radio
(65)                                  since       former Chief Executive                    Shack Corporation
304 Newbury Street, #560              2000        Officer of Boston Stock                   (electronics).
Boston, MA 02115                                  Exchange.

Michael Nugent (66)        Director   Director    General Partner, Triumph     194          Director of various
c/o Triumph Capital, L.P.             since       Capital, L.P. (private                    business
237 Park Avenue                       2001        investment partnership);                  organizations;
New York, NY 10017                                formerly, Vice President,                 Chairman of the
                                                  Bankers Trust Company and                 Insurance Committee
                                                  BT Capital Corporation.                   and Director or
                                                                                            Trustee of the retail
                                                                                            families of funds
                                                                                            advised by Morgan
                                                                                            Stanley Investment
                                                                                            Advisors Inc.

Fergus Reid (70)           Director   Director    Chairman and Chief           72           Trustee and Director
85 Charles Colman Blvd.               since       Executive Officer of                      approximately 30
Pawling, NY 12564                     1996        Lumelite Plastics                         investment companies
                                                  Corporation.                              in the JPMorgan Funds
                                                                                            complex managed by
                                                                                            JPMorgan Investment
                                                                                            Management Inc.
                                                                                            Director of The India
                                                                                            Magnum Fund Ltd.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.
Director and Officer Information (cont'd)
                                            Overview


Interested Directors:

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                      TERM OF                                  IN
                                      OFFICE AND                               FUND
                          POSITION(S) LENGTH OF                                COMPLEX
NAME, AGE AND ADDRESS OF  HELD WITH   TIME        PRINCIPAL OCCUPATION(S)      OVERSEEN BY  OTHER DIRECTORSHIPS
DIRECTOR                  REGISTRANT  SERVED*     DURING PAST 5 YEARS          DIRECTOR**   HELD BY DIRECTOR
------------------------  ----------  ---------   ------------------------     -----------  -------------------
Barton M. Biggs (70)       Chairman   Chairman    Chairman, Director and       72           Member of Yale
1221 Avenue of the         and        and         Managing Director of                      Development Board
Americas                   Director   Director    Morgan Stanley Investment
New York, NY 10020                    since       Management Inc. and
                                      1996        Chairman and Director of
                                                  Morgan Stanley Investment
                                                  Management Limited;
                                                  Managing Director of
                                                  Morgan Stanley & Co.
                                                  Incorporated; Director and
                                                  Chairman of the Board of
                                                  various U.S. registered
                                                  companies managed by
                                                  Morgan Stanley Investment
                                                  Management Inc.

Ronald E. Robison (63)     President  President   President and Trustee;       72
1221 Avenue of the         and        and         Chief Global Operations
Americas                   Director   Director    Officer and Managing
New York, NY 10020                    since       Director of Morgan Stanley
                                      2001        Investment Management,
                                                  Inc.; Managing Director of
                                                  Morgan Stanley & Co.
                                                  Incorporated; formerly,
                                                  Managing Director and
                                                  Chief Operating Officer of
                                                  TCW Investment Management
                                                  Company; Director and
                                                  President of various funds
                                                  in the Fund Complex.

----------
* Each Director serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

                                            MORGAN STANLEY HIGH YIELD FUND, INC.
Director and Officer Information (cont'd)
                                            Overview

Officers:

                                                         TERM OF
                                           POSITION(S)   OFFICE
NAME, AGE AND ADDRESS OF EXECUTIVE         HELD WITH     AND LENGTH OF  PRINCIPAL OCCUPATION(S) DURING PAST
OFFICER                                    REGISTRANT    TIME SERVED*   5 YEARS
-----------------------------------------  ------------  -------------  -----------------------------------
Ronald E. Robison (63)                     President     President and  Chief Global Operations Officer and
Morgan Stanley Investment Management Inc.  and Director  Director       Managing Director of Morgan Stanley
1221 Avenue of the Americas                              since          Investment Management Inc.; Director
New York, NY 10020                                       2001           and President of various U.S.
                                                                        registered investment companies
                                                                        managed by Morgan Stanley Investment
                                                                        Management Inc.; previously,
                                                                        Managing Director and Chief
                                                                        Operating Officer of TCW Investment
                                                                        Management Company.

Stefanie V. Chang (36)                     Vice          Vice           Executive Director of Morgan Stanley
Morgan Stanley Investment Management Inc.  President     President      & Co. Incorporated and Morgan
1221 Avenue of the Americas                              since 1997     Stanley Investment Management Inc.;
New York, NY 10020                                                      formerly, practiced law with New
                                                                        York law firm of Rogers & Wells (now
                                                                        Clifford Chance US LLP); Vice
                                                                        President of certain funds in the
                                                                        Fund Complex.

Lorraine Truten (41)                       Vice          Vice           Executive Director of Morgan Stanley
Morgan Stanley Investment Management Inc.  President     President      Investment Management Inc.; Head of
1221 Avenue of the Americas                              since 2001     Global Client Services, Morgan
New York, NY 10020                                                      Stanley Investment Management Inc.;
                                                                        President, Morgan Stanley Fund
                                                                        Distribution, Inc. formerly,
                                                                        President of Morgan Stanley
                                                                        Institutional Fund Trust; Vice
                                                                        President of certain funds in the
                                                                        Fund Complex.

Mary E. Mullin (35)                        Secretary     Secretary      Vice President of Morgan Stanley &
Morgan Stanley Investment Management Inc.                since          Co., Incorporated and Morgan Stanley
1221 Avenue of the Americas                              1999           Investment Management, Inc.;
New York, NY 10020                                                      formerly, practiced law with the New
                                                                        York law firms of McDermott, Will &
                                                                        Emery and Skadden, Arps, Slate,
                                                                        Meagher & Flom LLP; Secretary of
                                                                        certain funds in the Fund Complex.

James W. Garrett (34)                      Treasurer     Treasurer      Executive Director of Morgan Stanley
Morgan Stanley Investment Management Inc.                since          & Co. Incorporated and Morgan
1221 Avenue of the Americas                              2002           Stanley Investment Management Inc.
New York, NY 10020                                                      and Treasurer of various U.S.
                                                                        registered investment companies
                                                                        managed by Morgan Stanley Investment
                                                                        Management Inc.; formerly, with
                                                                        Price Waterhouse LLP (now
                                                                        PricewaterhouseCoopers LLP).

Belinda A. Brady (34)                      Assistant     Assistant      Fund Administration Senior Manager,
J.P. Morgan Investor Services Co.          Treasurer     Treasurer      J.P. Morgan Investor Services Co.
73 Tremont Street                                        since          (formerly Chase Global Funds
Boston, MA 02108-3913                                    2001           Services Company); formerly, Senior
                                                                        Auditor at Price Waterhouse LLP (now
                                                                        PricewaterhouseCoopers LLP).
                                                                        Assistant Treasurer of certain funds
                                                                        in the Fund Complex.

----------
* Each Officer serves an indefinite term, until his or her successor is elected.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

Dividend Reinvestment and Cash Purchase Plan

     Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

     Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

     The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

     In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

     Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:


Morgan Stanley High Yield Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, New York 10030
1-800-278-4353

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